Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 331,360	$ 1,159,933
Accounts receivable, net	23,286	47,916
Prepaid and other current assets	1,160,328	768,622
Total Current Assets	1,514,974	1,976,471
Property and equipment, net	5,780	4,417
Goodwill	1,352,865	1,352,865
Capitalized software development costs, net	3,004,446	3,184,562
Investment	500,014	0
Total Assets	6,378,079	6,518,315
Current Liabilities
Accounts payable and accrued expenses	2,424,325	2,528,463
Accrued interest - related party	6,954	6,000
Contract liabilities	25,486	25,486
Debt, current portion, net	732,076	673,915
Total Current Liabilities	3,188,841	3,233,864
Total Liabilities	3,188,841	3,233,864
Commitments and Contingencies (Note 9)
Stockholders' Equity
Common stock; $0.0001 par value, 100,000,000 shares authorized, 19,976,623 and 18,721,240 shares issued, 19,974,106 and 18,718,723 shares outstanding	1,999	1,872
Treasury stock, at cost, $0.0001 par value 2,517 shares outstanding	(1,350,006)	(1,350,006)
Additional paid-in capital	232,466,744	230,266,097
Accumulated deficit	(227,929,508)	(225,633,521)
Total Stockholders' Equity	3,189,238	3,284,451
Total Liabilities and Stockholders' Equity	6,378,079	6,518,315
AAA Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	3	3
Series E Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	6	6
Series H Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	$ 0	$ 0